Issued capital	12 Months Ended
Jun. 30, 2022
Issued capital [Abstract]
Issued capital
Note 21.  Issued capital
	Consolidated
	30 June 2022	30 June 2021	30 June 2022	30 June 2021 (restated*)
	Shares	Shares	US$’000	US$’000

Ordinary shares – fully paid and unrestricted	53,028,867	19,828,593	926,581	10,338

Movements in ordinary share capital

Details	Date	Shares	US$’000

Balance	1 July 2020	19,828,593	10,338

Balance	1 July 2021	19,828,593	10,338
Conversion of hybrid financial instruments	16 November 2021	24,835,118	695,383
Ordinary shares issued (IPO)	17 November 2021	8,269,231	231,539
Share-based payments, prepaid in advance	31 December 2021	95,925	177
IPO capital raise costs, net of tax		-	(10,856)

Balance	30 June 2022	53,028,867	926,581

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

Initial Public offering
The Company listed its 55,036,108 ordinary shares on Nasdaq as part of an IPO on 17 November 2021. 8,269,231 ordinary shares were issued as part of this offering at a price of $28.00. Total proceeds (net of underwriting fees) of $215,330,775 were raised by the Group as part of this offering.

Conversion of hybrid financial instruments
On 16 November 2021, immediately prior to the IPO on 17 November 2021, all hybrid financial instruments (convertible notes and simple agreement for future equity ‘SAFE’) converted to equity in accordance with the underlying deeds. 24,835,118 ordinary shares were issued to noteholders on conversion of these instruments, resulting in a corresponding increase in issued capital of $695,383,000 (based on a conversion share price fair value of $28.00 on 16 November 2021). As at 30 June 2022, there are no outstanding convertible instruments issued by the Group.

Share based payments, prepaid in advance
During the year ended 30 June 2020, the Company issued 95,925 restricted share-based payments, prepaid in advance. The restrictions on these shares expired on 31 December 2021 with the corresponding liability converting to equity. As at 30 June 2022, there are no restricted share-based payments, prepaid in advance (30 June 2021: 95,925).

Loan-funded shares
As at 30 June 2022, there are 1,954,049 (30 June 2021: 2,260,614) restricted ordinary shares issued to management under the Employee Share Plan as well as certain non-employee founders of Podtech Innovation Inc. The total number of ordinary shares outstanding (including the restricted shares) is 54,982,916 as at 30 June 2022 (30 June 2021: 22,089,207).

Capital risk management
The Group’s objectives when managing capital is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.

Capital is regarded as total equity, as recognized in the consolidated statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, issue new debt or sell assets to reduce debt.